Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets
	Concession Assets	Goodwill	Patent, intellectual property rights and others	Total
Cost
Balances at January 1, 2017	3,334,564	56,013	15,162	3,405,739
Acquisitions	266,380	-	1,664	268,044
Reversal of previous impairment loss	3,065	-	-	3,065
Disposals	(2,803)	-	38	(2,765)
Other (Note 22)	(84,075)	-	-	(84,075)
Translation differences	(205,125)	1,036	(1,997)	(206,086)
Balances at December 31, 2017	3,312,006	57,049	14,867	3,383,922
Balances at January 1, 2016	2,899,618	56,699	20,004	2,976,321
Acquisitions	183,160	-	848	184,008
Impairment loss	(16,638)	-	-	(16,638)
Disposals	(23)	-	(5,617)	(5,640)
Other (Note 22)	9,132	-	-	9,132
Translation differences	259,315	(686)	(73)	258,556
Balances at December 31, 2016	3,334,564	56,013	15,162	3,405,739
Balances at January 1, 2015	1,742,739	50,773	16,376	1,809,888
Acquisitions of subsidiaries (Note 26)	1,338,951	51,303	2,035	1,392,289
Acquisitions	137,612	-	386	137,998
Disposals	(3,413)	-	-	(3,413)
Disposals of subsidiaries	-	(44,357)	-	(44,357)
Translation differences	(316,271)	(1,020)	1,207	(316,084)
Balances at December 31, 2015	2,899,618	56,699	20,004	2,976,321
Depreciation
Accumulated at January 1, 2017	569,090	306	11,156	580,552
Amortization of the year	129,667	-	580	130,247
Translation differences	(144,990)	7	(248)	(145,231)
Accumulated at December 31, 2017	553,767	313	11,488	565,568
Accumulated at January 1, 2016	354,593	298	10,727	365,618
Amortization of the year	114,496	66	775	115,337
Translation differences	100,001	(58)	(346)	99,597
Accumulated at December 31, 2016	569,090	306	11,156	580,552
Accumulated at January 1, 2015	343,823	340	11,374	355,537
Amortization of the year	63,761	105	573	64,439
Translation differences	(52,991)	(147)	(1,220)	(54,358)
Accumulated at December 31, 2015	354,593	298	10,727	365,618
Net balances at December 31, 2017	2,758,239	56,736	3,379	2,818,354
Net balances at December 31, 2016	2,765,474	55,707	4,006	2,825,187
Net balances at December 31, 2015	2,545,025	56,401	9,277	2,610,703

Schedule of sensitivity analysis of impairment applied to intangible assets

As of December 31, 2017:

	Rate (6.08+ inflation%)	Estimated rate (5.59%+ inflation)	Estimated rate (6.6%+ inflation)
Impairment value	3,065	11,433	(4,737)
Effect		8,380	(7,790)

As of December 31, 2016:

	Rate (6.8+ inflation%)	Estimated rate (6.54%+ inflation)	Estimated rate (7.08%+ inflation)
Impairment value	16,638	11,745	21,634
Effect		(4,893)	4,996

Schedule of carrying value of the assets impaired
	Net assets before impairment	Impairment	Net assets after impairment
ICASGA	98,198	(16,638)	81,560